PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (38,591)	$ (5,614)	¥ 26,732	¥ (78,078)
Net cash generated from (used in) investing activities	(1,000,355)	(145,496)	(313,010)	(74,847)
Net cash (used in) generated from financing activities	1,203,042	174,976	189,899	(117,922)
Exchange rate effect on cash	459	67	157	(11,240)
Net increase (decrease) in cash	164,555	23,933	(96,222)	(282,087)
Cash at beginning of the year	98,191	451	22,218	1,768
Cash at end of the year	¥ 404,742	$ 58,867	¥ 98,191	¥ 22,218